3 - Marketable Debt Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2014

Obligations of states and
political subdivisions	$ 22,762,252	$ 489,958	$ (122,589)	$ 23,129,621
December 31, 2013
Obligations of states and
political subdivisions	$ 29,777,456	$ 562,993	$ (170,575)	$ 30,169,874